Equity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) shares
Disclosure Of Classes Of Share Capital Text Block Abstract
Ordinary shares to service providers | shares	140,135
Service providers estimated fair value | $	$ 104